BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
BASIS OF PRESENTATION [Text Block]
1.	BASIS OF PRESENTATION

The accompanying unaudited interim financial statements have been prepared in accordance with the instructions to Form 10-Q and therefore do not include all information and footnotes necessary for a fair presentation of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles (GAAP); however, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods.

The unaudited interim financial statements should be read in conjunction with the financial statements and notes thereto together with management’s discussion and analysis of financial condition and results of operations contained in Security Devices International Inc.’s ("SDI” or the "Company") annual report on Form 10-K for the year ended November 30, 2012. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments of a normal recurring nature considered necessary to fairly state the financial position of the Company at February 28, 2013 and November 30, 2012, the results of its operations for the three-month periods ended February 28, 2013 and February 29, 2012, and its cash flows for the three-month periods ended February 28, 2013 and February 29, 2012. In addition, some of the Company’s statements in this quarterly report on Form 10-Q may be considered forward-looking and involve risks and uncertainties that could significantly impact expected results. The results of operations for the three-month period ended February 28, 2013 are not necessarily indicative of results to be expected for the full year.

The Company was incorporated under the laws of the state of Delaware on March 1, 2005.

1.	BASIS OF PRESENTATION

The financial statements include the accounts of Security Devices International Inc. (the “Company” or “SDI”) were prepared in accordance with generally accepted accounting principles in the United States of America. The Company was incorporated under the laws of the state of Delaware on March 1, 2005.